Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Composition of other liabilities

As at	Dec 31 2020	Dec 31 2019
Cash flow hedges (note 19)	$180,798	$195,124
Share-based compensation liability (note 14)	71,913	18,382
Defined benefit pension plans (note 21)	36,646	28,121
Site restoration costs	31,941	31,092
Land mortgage	29,430	29,849
Government grant construction obligation	—	3,173
Other	3,915	6,582
	354,643	312,323
Less current maturities	(27,152)	(26,252)
	$327,491	$286,071

Provision for site restoration costs	The movement in the provision during the year is explained as follows:

	2020	2019
Balance at January 1	$31,092	$27,638
New or revised provisions	423	2,638
Accretion expense	426	816
Balance at December 31	$31,941	$31,092